BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (2,027)	$ (1,818)
Non-recourse borrowings	21,117	20,435
Non recourse borrowings with related parties	7	0
Total borrowings	2,299	2,149
Subscription Facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,843	81
Subscription Facility | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,750
Consolidated non-recourse borrowings	$ 1,838	$ 30
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	6.10%	4.50%
Term (years) | year	10	10
Notional amount	$ 22,321	$ 19,352
Estimated fair value	21,117	20,435
Add: Unamortized premiums	105	160	$ 63
Less: Unamortized financing fees	(124)	(132)
Less: Current portion	(2,027)	(1,818)
Non-recourse borrowings	20,275	$ 17,562
Total borrowings	22,321
Non-recourse borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,027
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,503
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,366
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,867
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,168
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 12,390
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	7.20%	4.90%
Term (years) | year	10	11
Notional amount	$ 8,813	$ 8,541
Estimated fair value	8,104	$ 9,008
Total borrowings	8,813
Non-recourse borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,116
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	697
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	628
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	880
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	554
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 4,938
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.40%	4.40%
Term (years) | year	8	8
Notional amount	$ 5,943	$ 4,767
Estimated fair value	5,824	$ 5,059
Total borrowings	5,943
Non-recourse borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	402
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,486
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	326
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	573
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	324
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,832
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.60%	4.10%
Term (years) | year	13	13
Notional amount	$ 4,625	$ 4,303
Estimated fair value	4,502	$ 4,561
Total borrowings	4,625
Non-recourse borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	314
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	420
Non-recourse borrowings | Solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	296
Non-recourse borrowings | Solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	343
Non-recourse borrowings | Solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	222
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,030
Non-recourse borrowings | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.60%	3.20%
Term (years) | year	7	8
Notional amount	$ 2,940	$ 1,741
Estimated fair value	2,687	$ 1,807
Total borrowings	2,940
Non-recourse borrowings | Distributed energy & sustainable solutions | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	195
Non-recourse borrowings | Distributed energy & sustainable solutions | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	900
Non-recourse borrowings | Distributed energy & sustainable solutions | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	116
Non-recourse borrowings | Distributed energy & sustainable solutions | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	71
Non-recourse borrowings | Distributed energy & sustainable solutions | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	68
Non-recourse borrowings | Distributed energy & sustainable solutions | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,590